Retirement Benefit Obligations (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Major Long-Term Assumptions Used By Actuaries in the Computation of Scheme Liabilities

The major long-term assumptions used by the Group’s actuaries in the computation of scheme liabilities as at 31 December 2017, 31 December 2016 and 31 December 2015 are as follows:

	Eurozone			Switzerland			United States and Canada
	2017%	2016%	2015%	2017%	2016%	2015%	2017%	2016%	2015%
Rate of increase in:
- salaries	3.59	3.41	3.64	1.25	1.25	1.75	3.27	3.28	3.29
- pensions in payment	1.70	1.50	1.75	-	-	-	-	-	-
Inflation	1.75	1.50	1.75	0.75	0.75	0.75	2.00	2.00	2.00
Discount rate	2.05	1.86	2.61	0.70	0.65	0.85	3.52	4.01	4.22
Medical cost trend rate	n/a	n/a	n/a	n/a	n/a	n/a	6.33	5.98	6.21

Summary of Future Life Expectations Based on Retirement at 65 years of Age for Current and Future Retirees

For the Group’s most material schemes, the future life expectations factored into the relevant valuations, based on retirement at 65 years of age for current and future retirees, are as follows:

	Republic of Ireland			Switzerland			United States and Canada
	2017	2016	2015	2017	2016	2015	2017	2016	2015
Current retirees
- male	22.7	22.5	22.8	22.4	22.3	21.5	20.6	20.5	21.2
- female	24.4	24.3	24.9	24.4	24.3	24.0	23.1	23.0	23.4

Future retirees
- male	25.5	25.4	25.8	24.6	24.6	23.6	22.3	22.3	23.0
- female	27.0	26.9	26.9	26.6	26.6	26.0	24.7	24.7	25.1

Summary of Retirement Benefit Expense in Consolidated Income Statement

The total retirement benefit expense from continuing operations in the Consolidated Income Statement is as follows:

	2017 €m	2016 €m	2015 €m
Total defined contribution expense	237	232	204

Total defined benefit (credit)/expense	(1)	75	77
Total expense in Consolidated Income Statement	236	307	281

Summary of Analysis of Defined Benefit Expense

Analysis of defined benefit expense

Charged in arriving at Group profit before finance costs:

Current service cost	62	61	63
Administration expenses	4	4	2
Past service credit (net)	(78)	(2)	(1)
Gain on settlements	-	-	(4)
Subtotal	(12)	63	60

Included in finance income and finance costs respectively:

Interest income on scheme assets	(49)	(58)	(50)
Interest cost on scheme liabilities	60	70	67
Net interest expense	11	12	17

Net (credit)/expense to Consolidated Income Statement	(1)	75	77

The composition of the net (credit)/expense to the Consolidated Income Statement is as follows:

Eurozone	25	18	27
Switzerland	(49)	37	37
United States and Canada	14	11	6
Other	9	9	7
Total	(1)	75	77

Past service credit in 2017 includes a gain of €81 million due to plan amendments in Switzerland. The principal amendment related to the reduction of the annuity conversion factor on retirement from 6.4% to 5.0% of accumulated savings.

Reconciliation of scheme assets (bid value)	2017 €m	2016 €m
At 1 January	2,556	2,399
Movement in year
Interest income on scheme assets	49	58
Arising on acquisition (note 31)	5	-
Remeasurement adjustments
- return on scheme assets excluding interest income	112	81
Employer contributions paid	123	133
Contributions paid by plan participants	14	14
Benefit and settlement payments	(114)	(130)
Administration expenses	(4)	(4)
Translation adjustment	(119)	5
At 31 December	2,622	2,556

The composition of scheme assets is as follows:

Eurozone	1,184	1,116
Switzerland	781	804
United States and Canada	448	453
Other	209	183
Total	2,622	2,556

Reconciliation of actuarial value of liabilities
At 1 January	(3,147)	(2,987)
Movement in year
Current service cost	(62)	(61)
Past service credit (net)	78	2
Interest cost on scheme liabilities	(60)	(70)
Arising on acquisition (note 31)	(57)	(1)
Remeasurement adjustments
- experience variations	11	20
- actuarial loss from changes in financial assumptions	(29)	(176)
- actuarial gain from changes in demographic assumptions	20	14
Contributions paid by plan participants	(14)	(14)
Benefit and settlement payments	114	130
Translation adjustment	147	(4)
At 31 December	(2,999)	(3,147)

Summary of Net Charge to Consolidated Income Statement	The composition of the net (credit)/expense to the Consolidated Income Statement is as follows:

Eurozone	25	18	27
Switzerland	(49)	37	37
United States and Canada	14	11	6
Other	9	9	7
Total	(1)	75	77

Summary of Scheme Assets	The composition of scheme assets is as follows:

Eurozone	1,184	1,116
Switzerland	781	804
United States and Canada	448	453
Other	209	183
Total	2,622	2,556

Summary of Actuarial Value of Liabilities

The composition of the actuarial value of liabilities is as follows:

Eurozone	(1,384)	(1,338)
Switzerland	(819)	(995)
United States and Canada	(540)	(554)
Other	(256)	(260)
Total	(2,999)	(3,147)

Recoverable deficit in schemes	(377)	(591)
Related deferred income tax asset	72	119
Net pension liability	(305)	(472)

Summary of Composition of Net Pension Liabilities	he composition of the net pension liability is as follows:

Eurozone	(168)	(188)
Switzerland	(30)	(154)
United States and Canada	(68)	(65)
Other	(39)	(65)
Total	(305)	(472)

Summary of Impact of Movement in Principal Actuarial Assumptions

The impact of a movement (as indicated below) in the principal actuarial assumptions would be as follows:

		Eurozone 2017 €m	Switzerland 2017 €m	United States and Canada 2017 €m	Other 2017 €m	Total Group 2017 €m
Scheme liabilities at 31 December 2017		(1,384)	(819)	(540)	(256)	(2,999)

Revised liabilities
Discount rate	Increase by 0.25%	(1,325)	(785)	(524)	(244)	(2,878)
	Decrease by 0.25%	(1,448)	(856)	(556)	(269)	(3,129)
Inflation rate	Increase by 0.25%	(1,441)	(822)	(542)	(262)	(3,067)
	Decrease by 0.25%	(1,330)	(816)	(538)	(250)	(2,934)
Life expectancy	Increase by 1 year	(1,430)	(846)	(555)	(263)	(3,094)
	Decrease by 1 year	(1,338)	(791)	(527)	(249)	(2,905)

The above sensitivity analysis are derived through changing the individual assumption while holding all other assumptions constant.

Split of scheme assets	2017 €m	2016 €m
Investments quoted in active markets
Equity instruments (i)	828	802
Debt instruments (ii)	1,413	1,191
Property	120	112
Cash and cash equivalents	26	37
Investment funds	95	148

Unquoted investments
Equity instruments	2	1
Debt instruments (iii)	8	102
Property	92	120
Cash and cash equivalents	13	18
Assets held by insurance company	25	25
Total assets	2,622	2,556

(i)	Equity instruments primarily relate to developed markets.

(ii)	Quoted debt instruments are made up of €831 million (2016: €687 million) and €582 million (2016: €504 million) of non-government and government instruments respectively.

(iii)	Unquoted debt instruments primarily relate to government debt instruments (2016: primarily non-government debt instruments).

Summary of Maturity Profile of the Group's Contracted Payments (On a Discounted Basis)

The maturity profile of the Group’s contracted payments (on a discounted basis) is as follows:

	Total
	2017 €m	2016 €m	2015 €m
Within one year	19	20	20
Between one and two years	2	19	19
Between two and three years	2	2	19
Between three and four years	2	2	2
Between four and five years	1	2	2
After five years	8	10	11
	34	55	73

Summary of Average Duration and Scheme Composition

Average duration and scheme composition

	Eurozone			Switzerland			United States and Canada
	2017	2016	2015	2017	2016	2015	2017	2016	2015
Average duration of defined benefit obligation (years)	17.8	17.1	14.7	17.2	18.6	18.0	12.2	13.1	14.0

Allocation of defined benefit obligation by participant:
Active plan participants	72%	63%	64%	84%	84%	85%	40%	41%	45%
Deferred plan participants	9%	12%	12%	-	-	-	16%	17%	17%
Retirees	19%	25%	24%	16%	16%	15%	44%	42%	38%